WARRANTS - Public offering warrants (Details) € in Thousands				1 Months Ended	12 Months Ended
	Feb. 22, 2021 EUR (€) shares	Nov. 18, 2020 EUR (€) D	Nov. 18, 2020 Y CAD ($) $ / shares shares	Feb. 22, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Mar. 14, 2019 $ / shares
WARRANTS
Cash receipts on exercise of warrants					€ 10,817	€ 10,069
Exercise of warrants					€ 10,085	€ 9,540
Warrants issued upon public offering
WARRANTS
Number of warrants | shares			1,478,612
Increase in fair value of warrants		€ 1,887
Exercise price of warrants (in dollars per share) | $ / shares			$ 10.00				$ 10.00
Number of common share exercisable by each warrant | shares			1
Weighted average share price | $ / shares			$ 15.00
Warrants Exercisable, Threshold Consecutive Trading Days | D		10
Term of exercise period acceleration		30 days
Exercise of warrants (in shares) | shares				1,554,082	(1,554,082)	(100)
Number of shares issued on exercise of warrants | shares	1,554,082			1,554,082
Cash receipts on exercise of warrants				€ 10,085
Exercise of warrants				11,916
Decrease in fair value of warrants				€ 1,831
Expiry of warrants (in shares) | shares	(4,704)				(4,704)
Expiry of warrants	€ 7
Warrants issued upon public offering | Black-Scholes valuation model | Expected dividend yield (%)
WARRANTS
Warrants input			0.0
Warrants issued upon public offering | Black-Scholes valuation model | Expected share price volatility (%)
WARRANTS
Warrants input			103.5
Warrants issued upon public offering | Black-Scholes valuation model | Risk-free interest rate (%)
WARRANTS
Warrants input			0.11
Warrants issued upon public offering | Black-Scholes valuation model | Expected life of warrants (years)
WARRANTS
Warrants input | Y			1.0
Warrants issued upon public offering | Black-Scholes valuation model | Underlying share price (CAD)
WARRANTS
Warrants input | $			8.00